Schedule of Investments (unaudited) April 30, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 16.9%
Abacus Property Group	99,493	$164,799
Accent Group Ltd.	188,365	145,521
Adelaide Brighton Ltd.	92,462	165,260
Afterpay Ltd.(a)	55,752	1,138,826
AGL Energy Ltd.	105,004	1,165,934
ALS Ltd.	92,310	411,565
Altium Ltd.	31,249	698,665
Alumina Ltd.	500,184	568,161
AMP Ltd.(a)	529,877	496,082
Ansell Ltd.	27,670	517,199
AP Eagers Ltd.	34,213	115,132
APA Group	189,386	1,353,982
Appen Ltd.	29,808	504,080
ARB Corp. Ltd.	18,172	181,194
Aristocrat Leisure Ltd.	98,682	1,646,835
ASX Ltd.	32,697	1,745,719
Atlas Arteria Ltd.	220,534	902,398
Aurizon Holdings Ltd.	339,987	1,043,945
AusNet Services	227,797	279,635
Australia & New Zealand Banking Group Ltd.	455,497	5,039,815
Australian Agricultural Co. Ltd.(a)	229,675	174,427
Australian Pharmaceutical Industries Ltd.	178,985	137,102
Bank of Queensland Ltd.	53,413	182,191
Bapcor Ltd.	131,228	424,420
Beach Energy Ltd.	451,863	449,669
Bendigo & Adelaide Bank Ltd.	70,768	303,010
BHP Group Ltd.	485,760	10,288,177
Blackmores Ltd.	3,786	187,786
BlueScope Steel Ltd.	101,850	683,482
Boral Ltd.	216,410	427,885
Brambles Ltd.	255,762	1,855,317
Breville Group Ltd.	25,089	288,437
Brickworks Ltd.	23,383	208,966
BWP Trust	127,636	294,978
Caltex Australia Ltd.	42,561	694,388
carsales.com Ltd.	60,449	561,583
Cedar Woods Properties Ltd.	54,688	152,168
Challenger Ltd.	100,280	325,640
Charter Hall Group	119,704	599,532
Charter Hall Retail REIT	91,312	189,509
CIMIC Group Ltd.	20,907	337,268
Cleanaway Waste Management Ltd.	449,197	549,947
Coca-Cola Amatil Ltd.	93,434	530,966
Cochlear Ltd.	10,672	1,289,094
Coles Group Ltd.	222,028	2,254,561
Commonwealth Bank of Australia	286,029	11,739,530
Computershare Ltd.	79,767	636,082
Corporate Travel Management Ltd.(b)	21,059	175,099
Costa Group Holdings Ltd.	105,570	199,747
Credit Corp. Group Ltd.	21,102	228,646
Cromwell Property Group	452,579	232,598
Crown Resorts Ltd.	62,286	403,301
CSL Ltd.	76,788	15,556,511
CSR Ltd.	108,431	264,792
Dexus	164,945	989,184
Domino’s Pizza Enterprises Ltd.	12,445	472,976
Downer EDI Ltd.	98,708	269,483
Evolution Mining Ltd.	297,531	995,395

Security	Shares	Value

Australia (continued)
Flight Centre Travel Group Ltd.	9,412	$67,721
Fortescue Metals Group Ltd.	261,380	2,046,661
Galaxy Resources Ltd.(a)(b)	230,741	115,566
GDI Property Group	470,466	321,875
Genworth Mortgage Insurance Australia Ltd.	84,703	118,119
Goodman Group	288,738	2,485,834
GPT Group (The)	282,789	783,151
GrainCorp Ltd., Class A(a)	43,729	101,348
Growthpoint Properties Australia Ltd.	32,768	66,290
GUD Holdings Ltd.	21,757	130,763
GWA Group Ltd.	81,371	147,568
Harvey Norman Holdings Ltd.	118,193	215,119
IGO Ltd.	117,210	363,735
Iluka Resources Ltd.	79,530	399,885
Incitec Pivot Ltd.	288,918	452,080
Insurance Australia Group Ltd.	365,692	1,383,839
InvoCare Ltd.	31,341	210,935
IPH Ltd.	76,229	369,313
IRESS Ltd.	50,602	376,016
James Hardie Industries PLC	80,430	1,180,582
JB Hi-Fi Ltd.	24,123	555,293
Lendlease Group	98,180	794,482
Link Administration Holdings Ltd.	114,080	283,068
Lynas Corp. Ltd.(a)	140,760	160,811
Macquarie Group Ltd.	51,534	3,463,678
Magellan Financial Group Ltd.	25,513	852,206
Mayne Pharma Group Ltd.(a)	530,843	144,230
McMillan Shakespeare Ltd.	17,442	76,167
Medibank Pvt Ltd.	483,399	854,500
Mesoblast Ltd.(a)(b)	135,240	297,500
Metcash Ltd.	172,665	281,479
Mineral Resources Ltd.	39,040	428,888
Mirvac Group	639,676	938,103
Monadelphous Group Ltd.	32,158	237,908
National Australia Bank Ltd.	456,786	5,072,021
nearmap Ltd.(a)	174,248	173,972
Newcrest Mining Ltd.(c)	132,368	2,386,653
NEXTDC Ltd.(a)	138,329	803,303
Nine Entertainment Co. Holdings Ltd.	307,464	286,848
Northern Star Resources Ltd.	136,837	1,145,820
NRW Holdings Ltd.	188,416	210,322
Nufarm Ltd./Australia(a)	60,469	208,238
Oil Search Ltd.	382,132	763,055
Orica Ltd.	64,630	758,254
Origin Energy Ltd.	298,582	1,086,878
Orora Ltd.	242,799	408,529
OZ Minerals Ltd.	55,861	328,053
Pact Group Holdings Ltd.(a)	79,141	99,223
Pendal Group Ltd.	52,526	189,826
Perenti Global Ltd.	239,752	142,839
Pilbara Minerals Ltd.(a)(b)	855,353	123,200
Platinum Asset Management Ltd.	60,378	137,958
Premier Investments Ltd.	30,802	313,582
QBE Insurance Group Ltd.	218,914	1,211,079
Qube Holdings Ltd.(c)	259,384	375,299
Ramsay Health Care Ltd.	29,759	1,219,844
REA Group Ltd.	11,530	672,060
Regis Resources Ltd.	110,638	325,956
Reliance Worldwide Corp. Ltd.	179,032	319,989
Rio Tinto Ltd.	60,413	3,461,230

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Sandfire Resources Ltd.	44,449	$131,244
Santos Ltd.	337,767	1,092,412
Saracen Mineral Holdings Ltd.(a)	215,451	612,182
Scentre Group	809,298	1,234,545
Seek Ltd.	62,562	713,102
Select Harvests Ltd.	67,950	321,640
SG Fleet Group Ltd.	75,185	65,960
Shopping Centres Australasia Property Group	112,747	164,608
Sims Ltd.	34,857	160,203
Sonic Healthcare Ltd.	75,142	1,337,625
South32 Ltd.	875,802	1,138,174
Southern Cross Media Group Ltd.(c)	892,675	81,821
Spark Infrastructure Group	285,643	353,450
St. Barbara Ltd.	175,350	297,336
Star Entertainment Grp Ltd. (The)	139,485	276,702
Steadfast Group Ltd.	189,823	381,531
Stockland	398,383	751,166
Suncorp Group Ltd.	196,849	1,184,380
Super Retail Group Ltd.	33,877	140,838
Sydney Airport	178,126	734,700
Tabcorp Holdings Ltd.	352,295	742,685
Tassal Group Ltd.	126,473	312,163
Technology One Ltd.	88,573	550,893
Telstra Corp. Ltd.	600,126	1,198,353
TPG Telecom Ltd.	72,016	347,016
Transurban Group	431,966	3,902,753
Treasury Wine Estates Ltd.	131,807	875,885
United Malt Grp Ltd.(a)	43,729	121,961
Vicinity Centres	350,425	341,841
Vocus Group Ltd.(a)	154,928	311,394
Wesfarmers Ltd.	178,155	4,396,090
Western Areas Ltd.	127,631	182,161
Westpac Banking Corp.	560,212	5,971,029
Whitehaven Coal Ltd.	141,983	169,180
WiseTech Global Ltd.	32,568	396,381
Woodside Petroleum Ltd.	149,091	2,191,342
Woolworths Group Ltd.	206,859	4,841,644
Worley Ltd.	74,460	438,741

		155,232,469

Hong Kong — 8.8%
AIA Group Ltd.	2,024,000	18,337,779
ASM Pacific Technology Ltd.	73,600	730,314
Bank of East Asia Ltd. (The)	220,800	457,095
BeiGene Ltd., ADR(a)	6,992	1,068,587
BOC Hong Kong Holdings Ltd.	644,000	1,934,103
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	804,000	69,486
Budweiser Brewing Co. APAC Ltd.(a)(d)	219,300	584,056
Champion REIT	368,000	212,236
CITIC Telecom International Holdings Ltd.	685,000	247,559
CK Asset Holdings Ltd.	460,072	2,838,751
CK Hutchison Holdings Ltd.	460,072	3,325,394
CK Infrastructure Holdings Ltd.	95,000	552,677
CLP Holdings Ltd.	276,000	2,877,696
Dah Sing Banking Group Ltd.	220,800	211,865
Galaxy Entertainment Group Ltd.	368,000	2,337,838
Giordano International Ltd.	374,000	72,998
Haitong International Securities Group Ltd.	1,104,000	253,015
Hang Lung Properties Ltd.	369,000	772,259
Hang Seng Bank Ltd.	128,800	2,213,879
Henderson Land Development Co. Ltd.	175,970	702,430

Security	Shares	Value

Hong Kong (continued)
HKBN Ltd.	227,000	$381,318
HKT Trust & HKT Ltd.	552,720	867,219
Hong Kong & China Gas Co. Ltd.	1,640,187	2,862,609
Hong Kong Exchanges & Clearing Ltd.	203,600	6,460,762
Hongkong Land Holdings Ltd.	202,400	852,104
Hsin Chong Group Holdings Ltd.(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	374,000	63,108
Hysan Development Co. Ltd.	128,000	415,848
Jardine Matheson Holdings Ltd.	36,800	1,617,728
Jardine Strategic Holdings Ltd.	37,300	803,815
Kerry Logistics Network Ltd.	184,500	246,732
Kerry Properties Ltd.	93,500	250,782
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	368,500	61,716
Link REIT	368,000	3,225,243
Macau Legend Development Ltd.(a)	1,985,000	234,960
Man Wah Holdings Ltd.	441,600	248,566
Melco International Development Ltd.	184,000	338,280
Melco Resorts & Entertainment Ltd., ADR	48,860	772,965
Microport Scientific Corp.	121,000	257,195
Minth Group Ltd.	82,000	192,264
MTR Corp. Ltd.	276,000	1,496,193
New World Development Co. Ltd.	920,000	1,060,021
NWS Holdings Ltd.	369,000	375,442
Pacific Basin Shipping Ltd.	1,222,000	147,723
Pacific Textiles Holdings Ltd.	187,000	91,836
PCCW Ltd.	736,000	440,227
Power Assets Holdings Ltd.	264,000	1,723,686
Sands China Ltd.	441,600	1,773,884
Shangri-La Asia Ltd.	230,000	184,780
Shun Tak Holdings Ltd.	738,000	252,773
Sino Land Co. Ltd.	368,000	502,322
SITC International Holdings Co. Ltd.	369,000	357,321
SJM Holdings Ltd.	552,000	533,833
SmarTone Telecommunications Holdings Ltd.	93,500	57,809
Sun Hung Kai & Co. Ltd.	371,000	149,029
Sun Hung Kai Properties Ltd.	276,000	3,697,908
SUNeVision Holdings Ltd.	416,000	289,684
Sunlight REIT	553,000	277,846
Swire Pacific Ltd., Class A	92,000	589,673
Swire Properties Ltd.	184,000	503,944
Techtronic Industries Co. Ltd.	264,000	1,963,041
Television Broadcasts Ltd.	48,300	65,078
Town Health International Medical Group Ltd.(a)(b)(c)	632,000	318
Value Partners Group Ltd.	574,000	225,513
VTech Holdings Ltd.	36,900	271,592
WH Group Ltd.(d)	1,656,000	1,559,794
Wharf Real Estate Investment Co. Ltd.	184,000	758,813
Wheelock & Co. Ltd.	66,000	471,645
Wynn Macau Ltd.	294,400	504,176
Xinyi Glass Holdings Ltd.	374,000	424,328
Yue Yuen Industrial Holdings Ltd.	184,000	288,696

		80,992,160
Japan — 68.7%
Acom Co. Ltd.	147,200	602,923
ADEKA Corp.	37,100	472,185
Advance Residence Investment Corp.	187	575,331
Advantest Corp.	36,900	1,818,516
Aeon Co. Ltd.	110,400	2,241,863
AEON Financial Service Co. Ltd.	18,700	197,606

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aeon Mall Co. Ltd.	36,900	$471,365
AEON REIT Investment Corp.	369	371,295
AGC Inc.	36,800	928,818
Aica Kogyo Co. Ltd.	18,400	539,431
Aida Engineering Ltd.	55,200	384,054
Aiful Corp.(a)	165,600	370,116
Aisin Seiki Co. Ltd.	18,400	535,989
Ajinomoto Co. Inc.	73,600	1,318,723
Alfresa Holdings Corp.	36,900	744,660
Alps Alpine Co. Ltd.	48,324	507,484
Amada Co. Ltd.	73,600	676,568
Amano Corp.	18,500	383,027
ANA Holdings Inc.(a)	18,400	395,927
AnGes Inc.(a)(b)	18,400	256,208
Anritsu Corp.	36,900	755,702
AOKI Holdings Inc.	18,700	116,115
Aozora Bank Ltd.	18,400	332,606
Asahi Group Holdings Ltd.	55,200	1,930,593
Asahi Intecc Co. Ltd.	36,800	985,256
Asahi Kasei Corp.	202,400	1,447,945
Astellas Pharma Inc.	331,200	5,533,163
Autobacs Seven Co. Ltd.	37,100	439,573
Azbil Corp.	36,800	978,718
Bandai Namco Holdings Inc.	36,800	1,868,993
Bank of Saga Ltd. (The)	18,700	195,857
Bank of the Ryukyus Ltd.	37,100	349,368
Benesse Holdings Inc.	18,400	528,246
Bic Camera Inc.	36,900	346,450
Bridgestone Corp.	92,000	2,906,214
Brother Industries Ltd.	55,200	947,746
Calbee Inc.	18,400	561,799
Canon Inc.	165,600	3,537,787
Canon Marketing Japan Inc.	18,700	366,183
Capcom Co. Ltd.	18,400	566,961
Casio Computer Co. Ltd.	36,900	590,069
Cawachi Ltd.	18,700	444,526
Central Japan Railway Co.	27,500	4,373,100
Chiba Bank Ltd. (The)	184,000	863,777
Chubu Electric Power Co. Inc.	110,400	1,505,760
Chugai Pharmaceutical Co. Ltd.	36,800	4,408,360
Chugoku Bank Ltd. (The)	73,600	684,827
Chugoku Electric Power Co. Inc. (The)	55,200	746,427
Citizen Watch Co. Ltd.	73,600	263,607
CKD Corp.	36,800	626,669
Coca-Cola Bottlers Japan Holdings Inc.	36,825	669,796
Colowide Co. Ltd.	19,100	267,563
COMSYS Holdings Corp.	18,700	524,268
Concordia Financial Group Ltd.	220,800	685,516
Corona Corp.	36,900	329,886
Cosmo Energy Holdings Co. Ltd.	18,400	280,814
CyberAgent Inc.	18,400	781,185
Dai Nippon Printing Co. Ltd.	55,200	1,182,101
Daibiru Corp.	37,100	346,593
Daifuku Co. Ltd.	18,400	1,295,666
Dai-ichi Life Holdings Inc.	184,000	2,341,834
Daiichi Sankyo Co. Ltd.	92,600	6,392,418
Daikin Industries Ltd.	39,900	5,225,600
Daikyonishikawa Corp.	18,700	94,256
Daio Paper Corp.	37,100	511,389
Daiseki Co. Ltd.	30,100	673,580

Security	Shares	Value

Japan (continued)
Daito Trust Construction Co. Ltd.	18,400	$1,774,873
Daiwa House Industry Co. Ltd.	92,000	2,372,376
Daiwa House REIT Investment Corp.	371	903,778
Daiwa Securities Group Inc.	331,200	1,388,788
Daiwa Securities Living Investments Corp.	369	312,288
DCM Holdings Co. Ltd.	36,900	364,393
DeNA Co. Ltd.	18,700	231,706
Denso Corp.	73,600	2,623,680
Dentsu Group Inc.	36,800	783,938
DIC Corp.	18,400	434,297
Disco Corp.	4,200	956,375
DMG Mori Co. Ltd.	37,100	387,185
Duskin Co. Ltd.	37,100	967,962
East Japan Railway Co.	55,200	4,064,054
EDION Corp.	36,900	323,675
Eiken Chemical Co. Ltd.	18,400	324,002
Eisai Co. Ltd.	36,800	2,591,331
Electric Power Development Co. Ltd.	18,700	377,725
EPS Holdings Inc.	18,700	196,732
Euglena Co. Ltd.(a)	18,400	106,510
FamilyMart Co. Ltd.	40,300	690,793
Fancl Corp.	19,000	461,252
FANUC Corp.	36,800	6,135,914
Fast Retailing Co. Ltd.	9,400	4,527,049
FCC Co. Ltd.	18,700	270,003
Financial Products Group Co. Ltd.	37,100	180,409
Fuji Corp./Aichi	36,900	624,921
Fuji Electric Co. Ltd.	36,800	892,684
Fuji Oil Holdings Inc.	18,700	439,630
FUJIFILM Holdings Corp.	55,200	2,652,759
Fujitec Co. Ltd.	37,100	537,063
Fujitsu Ltd.	36,800	3,625,455
Fukuoka Financial Group Inc.	39,332	570,109
Fukuoka REIT Corp.	555	564,160
Furukawa Electric Co. Ltd.	18,400	351,361
Glory Ltd.	18,400	419,672
GLP J-REIT	736	954,629
GMO internet Inc.	18,700	412,524
Godo Steel Ltd.	18,700	358,314
Hachijuni Bank Ltd. (The)	128,800	463,721
Hakuhodo DY Holdings Inc.	55,200	620,474
Hamamatsu Photonics KK	36,800	1,627,755
Hankyu Hanshin Holdings Inc.	36,800	1,273,297
Haseko Corp.	55,200	610,150
Hazama Ando Corp.	55,200	349,468
Heiwa Real Estate REIT Inc.	369	329,541
Heiwado Co. Ltd.	18,700	322,115
Hino Motors Ltd.	55,200	333,466
Hisamitsu Pharmaceutical Co. Inc.	18,400	874,101
Hitachi Chemical Co. Ltd.	18,700	805,288
Hitachi Construction Machinery Co. Ltd.	18,400	438,083
Hitachi Ltd.	166,200	5,037,211
Hitachi Transport System Ltd.	18,700	461,839
Hokkaido Electric Power Co. Inc.	36,900	142,514
Hokuetsu Corp.	36,800	146,601
Hokuhoku Financial Group Inc.	36,900	302,971
Hokuriku Electric Power Co.	36,900	250,520
Honda Motor Co. Ltd.	257,600	6,288,538
House Foods Group Inc.	18,400	581,587
Hoya Corp.	73,600	6,790,458

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hulic Co. Ltd.	55,200	$553,368
Hulic Reit Inc.	371	420,144
Ibiden Co. Ltd.	18,700	486,321
Ichigo Inc.	106,100	278,806
Ichigo Office REIT Investment Corp.	737	471,415
Ichiyoshi Securities Co. Ltd.	73,900	313,748
Idemitsu Kosan Co. Ltd.	33,447	772,564
IHI Corp.	36,800	464,925
Iida Group Holdings Co. Ltd.	36,900	496,555
Iino Kaiun Kaisha Ltd.	92,000	275,307
Infomart Corp.	73,600	516,201
Inpex Corp.	184,000	1,189,156
Invesco Office J-Reit Inc.	4,808	644,754
Invincible Investment Corp.	1,656	433,145
Isetan Mitsukoshi Holdings Ltd.	73,600	452,881
Isuzu Motors Ltd.	92,000	709,691
Ito En Ltd.	18,400	1,028,962
ITOCHU Corp.	239,200	4,753,355
Itochu-Shokuhin Co. Ltd.	18,400	813,878
Itoham Yonekyu Holdings Inc.	73,600	430,856
J Front Retailing Co. Ltd.	55,200	458,903
JAC Recruitment Co. Ltd.	18,700	199,355
Japan Airlines Co. Ltd.	18,400	333,810
Japan Excellent Inc.	369	400,971
Japan Exchange Group Inc.	92,000	1,730,995
Japan Hotel REIT Investment Corp.	1,104	371,665
Japan Logistics Fund Inc.	187	444,002
Japan Post Bank Co. Ltd.	73,600	687,580
Japan Post Holdings Co. Ltd.	257,600	2,083,251
Japan Prime Realty Investment Corp.	184	514,481
Japan Real Estate Investment Corp.	184	1,004,872
Japan Retail Fund Investment Corp.	552	611,182
Japan Securities Finance Co. Ltd.	55,300	264,257
Japan Tobacco Inc.	202,400	3,812,922
JFE Holdings Inc.	73,600	498,306
JGC Holdings Corp.	36,800	362,718
JSP Corp.	18,400	241,754
JSR Corp.	36,900	703,942
JTEKT Corp.	36,900	274,675
JXTG Holdings Inc.	533,600	1,909,653
Kadokawa Corp.	37,100	543,655
Kagome Co. Ltd.	36,800	943,960
Kajima Corp.	73,600	777,743
Kakaku.com Inc.	36,900	759,153
Kamei Corp.	36,900	367,499
Kansai Electric Power Co. Inc. (The)	128,800	1,330,939
Kansai Paint Co. Ltd.	36,800	709,261
Kao Corp.	82,200	6,392,437
KDDI Corp.	295,000	8,576,752
Keikyu Corp.	36,800	609,806
Keio Corp.	18,400	1,049,610
Keiyo Co. Ltd.	92,900	502,139
Kenedix Inc.	73,600	338,628
Kewpie Corp.	18,700	373,703
KEY Coffee Inc.	40,600	845,905
Keyence Corp.	30,500	11,057,979
Kikkoman Corp.	25,000	1,164,259
Kintetsu Group Holdings Co. Ltd.	36,800	1,775,733
Kirin Holdings Co. Ltd.	128,800	2,503,491
Kitz Corp.	36,900	229,816

Security	Shares	Value

Japan (continued)
Kiyo Bank Ltd. (The)	36,900	$551,766
Kobe Steel Ltd.	55,200	188,414
Koei Tecmo Holdings Co. Ltd.	36,820	981,660
Kohnan Shoji Co. Ltd.	18,700	438,231
Koito Manufacturing Co. Ltd.	18,400	703,755
Kokuyo Co. Ltd.	36,900	454,802
Komatsu Ltd.	165,600	3,193,996
Komori Corp.	37,100	263,327
Konami Holdings Corp.	18,400	585,889
Konica Minolta Inc.	73,600	289,761
Konishi Co. Ltd.	36,900	487,238
Kose Corp.	3,100	390,200
Kubota Corp.	184,000	2,317,744
Kuraray Co. Ltd.	55,200	560,079
Kurita Water Industries Ltd.	18,400	521,363
Kyocera Corp.	55,200	2,983,128
KYORIN Holdings Inc.	18,700	392,414
Kyowa Exeo Corp.	18,700	461,489
Kyowa Kirin Co. Ltd.	36,900	868,885
Kyushu Electric Power Co. Inc.	73,600	587,093
Kyushu Financial Group Inc.	76,900	326,484
Kyushu Railway Co.	18,400	499,511
Lawson Inc.	18,400	958,414
Leopalace21 Corp.(a)(b)	73,600	165,184
Lifull Co. Ltd.	18,700	58,582
Lintec Corp.	37,100	803,512
Lion Corp.	36,900	776,751
LIXIL Group Corp.	55,200	675,191
M3 Inc.	92,000	3,346,706
Makita Corp.	36,800	1,211,353
Mani Inc.	30,100	675,832
Marubeni Corp.	312,800	1,532,774
Maruha Nichiro Corp.	18,400	389,560
Marui Group Co. Ltd.	36,800	609,806
Marusan Securities Co. Ltd.	55,300	214,612
Matsuda Sangyo Co. Ltd.	18,700	231,706
Matsui Securities Co. Ltd.	37,100	274,082
Matsumotokiyoshi Holdings Co. Ltd.	13,000	451,022
Mazda Motor Corp.	92,000	526,525
McDonald’s Holdings Co. Japan Ltd.	18,400	908,515
Mebuki Financial Group Inc.	331,290	703,257
Medipal Holdings Corp.	36,900	722,575
Megmilk Snow Brand Co. Ltd.	18,700	429,312
MEIJI Holdings Co. Ltd.	18,400	1,285,342
MINEBEA MITSUMI Inc.	73,600	1,220,988
Ministop Co. Ltd.	37,100	517,287
Mirait Holdings Corp.	37,100	487,797
MISUMI Group Inc.	55,200	1,334,897
Mitsubishi Chemical Holdings Corp.	239,200	1,381,045
Mitsubishi Corp.	220,800	4,749,053
Mitsubishi Electric Corp.	294,400	3,690,496
Mitsubishi Estate Co. Ltd.	202,400	3,335,952
Mitsubishi Heavy Industries Ltd.	55,200	1,426,523
Mitsubishi Materials Corp.	18,400	381,301
Mitsubishi Motors Corp.	110,400	314,883
Mitsubishi UFJ Financial Group Inc.	2,042,400	8,294,892
Mitsubishi UFJ Lease & Finance Co. Ltd.	73,600	357,211
Mitsui & Co. Ltd.	276,000	3,907,645
Mitsui Chemicals Inc.	36,800	731,629
Mitsui Fudosan Co. Ltd.	165,600	3,094,111

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsui Mining & Smelting Co. Ltd.	18,400	$352,738
Mitsui OSK Lines Ltd.	18,400	325,723
Mizuho Financial Group Inc.	3,882,400	4,567,316
Monex Group Inc.	73,600	146,601
MonotaRO Co. Ltd.	36,800	1,194,146
Mori Hills REIT Investment Corp.	553	717,268
Mori Trust Sogo REIT Inc.	371	415,981
MOS Food Services Inc.	18,400	468,023
MS&AD Insurance Group Holdings Inc.	73,600	2,148,775
Murata Manufacturing Co. Ltd.	92,300	5,195,247
Nabtesco Corp.	18,400	535,129
Nagase & Co. Ltd.	18,700	227,859
Nagoya Railroad Co. Ltd.	36,800	1,065,096
NEC Corp.	54,900	2,138,294
NET One Systems Co. Ltd.	18,400	535,129
Neturen Co. Ltd.	36,900	202,901
Nexon Co. Ltd.	92,200	1,503,687
NGK Insulators Ltd.	36,900	491,379
NGK Spark Plug Co. Ltd.	36,900	559,703
NHK Spring Co. Ltd.	36,900	246,035
Nichicon Corp.	36,900	246,380
NichiiGakkan Co. Ltd.	18,700	190,961
Nichi-Iko Pharmaceutical Co. Ltd.	37,100	485,716
Nidec Corp.	73,800	4,338,213
Nihon M&A Center Inc.	36,800	1,223,397
Nihon Parkerizing Co. Ltd.	36,900	381,302
Nihon Unisys Ltd.	19,100	561,738
Nikkiso Co. Ltd.	18,700	148,292
Nikkon Holdings Co. Ltd.	37,100	729,614
Nikon Corp.	55,200	519,815
Nintendo Co. Ltd.	19,100	7,975,078
Nippon Building Fund Inc.	184	1,106,392
Nippon Express Co. Ltd.	18,400	910,235
Nippon Light Metal Holdings Co. Ltd.	178,900	287,752
Nippon Paint Holdings Co. Ltd.	36,800	2,137,074
Nippon Paper Industries Co. Ltd.	18,700	270,878
Nippon Parking Development Co. Ltd.	437,100	531,379
Nippon Prologis REIT Inc.	369	1,020,025
Nippon Sheet Glass Co. Ltd.(a)	36,900	119,739
Nippon Signal Co. Ltd.	36,900	348,175
Nippon Steel Corp.	128,828	1,098,595
Nippon Suisan Kaisha Ltd.	73,600	330,369
Nippon Telegraph & Telephone Corp.	220,800	5,044,320
Nippon Yusen KK	36,900	493,449
Nipro Corp.	18,700	211,421
Nishimatsuya Chain Co. Ltd.	55,300	442,669
Nishi-Nippon Financial Holdings Inc.	73,600	434,297
Nissan Chemical Corp.	18,400	712,358
Nissan Motor Co. Ltd.	349,600	1,208,978
Nisshin Seifun Group Inc.	55,600	874,542
Nisshinbo Holdings Inc.	36,900	261,908
Nissin Electric Co. Ltd.	18,700	177,146
Nissin Foods Holdings Co. Ltd.	18,400	1,521,074
Nitori Holdings Co. Ltd.	18,400	2,842,549
Nitto Denko Corp.	36,800	1,861,766
Nitto Kohki Co. Ltd.	18,700	329,635
Nomura Holdings Inc.	588,800	2,476,666
Nomura Real Estate Holdings Inc.	18,700	309,874
Nomura Real Estate Master Fund Inc.	736	850,700
Nomura Research Institute Ltd.	63,210	1,556,975

Security	Shares	Value

Japan (continued)
North Pacific Bank Ltd.	179,900	$324,690
NSD Co. Ltd.	73,800	1,065,574
NSK Ltd.	73,600	514,825
NTT Data Corp.	110,400	1,140,805
NTT DOCOMO Inc.	221,400	6,517,671
Obayashi Corp.	147,200	1,310,463
Obic Co. Ltd.	18,400	2,790,929
Odakyu Electric Railway Co. Ltd.	55,200	1,224,946
Oji Holdings Corp.	184,000	946,369
Okabe Co. Ltd.	55,500	394,445
Olympus Corp.	202,400	3,265,920
Omron Corp.	36,800	2,188,694
Ono Pharmaceutical Co. Ltd.	73,600	1,783,304
Orient Corp.	215,300	249,658
Oriental Land Co. Ltd.	36,800	4,707,757
ORIX Corp.	220,800	2,661,535
Orix JREIT Inc.	552	669,513
Osaka Gas Co. Ltd.	73,600	1,375,849
OSG Corp.	18,700	246,570
OSJB Holdings Corp.	142,500	311,825
Otsuka Holdings Co. Ltd.	73,600	2,928,583
Outsourcing Inc.	36,800	178,262
PALTAC Corp.	18,400	970,459
Pan Pacific International Holdings Corp.	73,600	1,432,975
Panasonic Corp.	386,400	2,987,567
Park24 Co. Ltd.	18,700	302,180
Penta-Ocean Construction Co. Ltd.	73,600	378,548
PeptiDream Inc.(a)	18,400	696,872
Persol Holdings Co. Ltd.	36,900	435,133
Pigeon Corp.	18,400	659,878
Proto Corp.	37,400	338,553
Raiznext Corp.	18,500	206,392
Rakuten Inc.	165,600	1,418,522
Recruit Holdings Co. Ltd.	220,800	6,570,212
Relia Inc.	6,500	69,598
Renesas Electronics Corp.(a)	184,000	997,989
Resona Holdings Inc.	368,000	1,159,733
Ricoh Co. Ltd.	128,800	891,308
Ringer Hut Co. Ltd.	37,100	754,594
Rohm Co. Ltd.	18,400	1,180,381
Rohto Pharmaceutical Co. Ltd.	18,500	544,092
Round One Corp.	18,500	153,799
Royal Holdings Co. Ltd.	37,100	619,287
Ryohin Keikaku Co. Ltd.	38,000	459,120
Saizeriya Co. Ltd.	18,400	370,633
Sakata Seed Corp.	18,400	601,375
San ju San Financial Group Inc.	18,700	268,954
Sanrio Co. Ltd.	18,400	277,028
Santen Pharmaceutical Co. Ltd.	73,600	1,310,463
Sanwa Holdings Corp.	55,200	436,706
SBI Holdings Inc.	55,300	1,050,304
Secom Co. Ltd.	36,800	3,098,929
Sega Sammy Holdings Inc.	36,900	452,386
Seibu Holdings Inc.	36,900	446,865
Seikagaku Corp.	37,100	370,532
Seiko Epson Corp.	55,200	633,379
Seino Holdings Co. Ltd.	36,900	444,449
Sekisui Chemical Co. Ltd.	73,600	942,928
Sekisui House Ltd.	110,400	1,918,721
Sekisui House Reit Inc.	920	567,822

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sekisui Plastics Co. Ltd.	36,800	$208,545
Senshu Ikeda Holdings Inc.	124,500	195,595
Seven & i Holdings Co. Ltd.	128,800	4,279,482
Seven Bank Ltd.	124,300	339,417
Sharp Corp.	18,400	206,309
Shikoku Electric Power Co. Inc.	36,900	287,098
Shimachu Co. Ltd.	18,700	472,506
Shimadzu Corp.	36,800	924,001
Shimano Inc.	18,400	2,725,544
Shimizu Corp.	111,000	867,779
Shin-Etsu Chemical Co. Ltd.	55,200	6,202,160
Shin-Etsu Polymer Co. Ltd.	73,600	582,275
Shinko Electric Industries Co. Ltd.	36,900	469,640
Shinsei Bank Ltd.(a)	36,900	450,316
Shionogi & Co. Ltd.	55,200	3,060,558
Shiseido Co. Ltd.	73,600	4,389,777
Shizuoka Bank Ltd. (The)	129,400	791,393
Showa Corp.	18,700	394,513
Showa Denko KK	18,400	408,659
SKY Perfect JSAT Holdings Inc.	36,800	140,063
SMC Corp.	8,600	3,940,712
Sodick Co. Ltd.	37,100	260,205
Softbank Corp.	294,400	4,030,501
SoftBank Group Corp.	262,100	11,355,583
Sohgo Security Services Co. Ltd.	18,400	889,587
Sojitz Corp.	268,800	633,446
Sompo Holdings Inc.	55,200	1,806,705
Sony Corp.	220,800	14,313,233
Sony Financial Holdings Inc.	36,900	712,913
Square Enix Holdings Co. Ltd.	18,400	757,956
Stanley Electric Co. Ltd.	36,800	851,732
Star Micronics Co. Ltd.	18,700	209,847
Subaru Corp.	110,400	2,245,476
SUMCO Corp.	55,200	800,112
Sumitomo Chemical Co. Ltd.	331,800	1,036,342
Sumitomo Corp.	184,000	2,113,845
Sumitomo Dainippon Pharma Co. Ltd.	36,800	515,513
Sumitomo Electric Industries Ltd.	128,800	1,341,177
Sumitomo Forestry Co. Ltd.	36,900	465,154
Sumitomo Heavy Industries Ltd.	18,400	394,722
Sumitomo Metal Mining Co. Ltd.	36,800	935,529
Sumitomo Mitsui Construction Co. Ltd.	61,500	257,652
Sumitomo Mitsui Financial Group Inc.	220,800	5,872,307
Sumitomo Mitsui Trust Holdings Inc.	55,200	1,631,713
Sumitomo Realty & Development Co. Ltd.	55,200	1,503,953
Sumitomo Rubber Industries Ltd.	36,900	363,358
Sundrug Co. Ltd.	18,400	635,788
Suntory Beverage & Food Ltd.	18,400	697,732
Suzuken Co. Ltd.	18,400	715,799
Suzuki Motor Corp.	55,200	1,790,703
Sysmex Corp.	36,800	2,560,359
T&D Holdings Inc.	92,000	807,855
Taiheiyo Cement Corp.	18,400	367,880
Taisei Corp.	36,800	1,164,895
Taiyo Nippon Sanso Corp.	36,900	580,407
Taiyo Yuden Co. Ltd.	18,500	524,197
Takara Bio Inc.	18,700	422,667
Takara Holdings Inc.	36,800	274,619
Takasago Thermal Engineering Co. Ltd.	18,700	299,032
Takeda Pharmaceutical Co. Ltd.	257,600	9,353,914

Security	Shares	Value

Japan (continued)
Takeuchi Manufacturing Co. Ltd.	37,100	$542,961
Tatsuta Electric Wire and Cable Co. Ltd.	55,300	272,014
TDK Corp.	18,400	1,613,990
Teijin Ltd.	36,900	595,245
Terumo Corp.	110,400	3,687,743
THK Co. Ltd.	36,800	897,158
TIS Inc.	55,200	1,070,602
Tobu Railway Co. Ltd.	36,800	1,261,252
Tocalo Co. Ltd.	73,600	737,136
Toho Co. Ltd.	36,800	1,218,235
Toho Holdings Co. Ltd.	18,700	391,889
Tohoku Electric Power Co. Inc.	74,200	702,900
Tokai Rika Co. Ltd.	18,700	242,199
Tokai Tokyo Financial Holdings Inc.	147,200	317,980
Tokio Marine Holdings Inc.	110,400	5,250,801
Tokyo Broadcasting System Holdings Inc.	18,700	294,485
Tokyo Electric Power Co. Holdings Inc.(a)	257,600	874,445
Tokyo Electron Ltd.	26,400	5,663,403
Tokyo Gas Co. Ltd.	73,600	1,622,937
Tokyo Seimitsu Co. Ltd.	18,400	606,537
Tokyo Steel Manufacturing Co. Ltd.	36,900	238,443
Tokyo Tatemono Co. Ltd.	55,200	634,412
Tokyu Construction Co. Ltd.	36,900	194,274
Tokyu Corp.	73,600	1,117,748
Tokyu Fudosan Holdings Corp.	92,000	460,280
Tokyu REIT Inc.	371	499,593
TOMONY Holdings Inc.	110,400	373,730
Topcon Corp.	36,800	307,312
Toppan Forms Co. Ltd.	55,500	493,576
Toppan Printing Co. Ltd.	37,400	563,789
Topre Corp.	18,700	220,864
Toray Industries Inc.	239,200	1,116,423
Toshiba Corp.	73,600	1,849,378
Tosoh Corp.	73,600	914,709
TOTO Ltd.	18,400	652,134
Towa Bank Ltd. (The)	55,200	346,371
Toyo Construction Co. Ltd.	73,600	299,397
Toyo Seikan Group Holdings Ltd.	36,900	379,921
Toyo Suisan Kaisha Ltd.	18,400	887,866
Toyo Tire Corp.	37,100	446,511
Toyobo Co. Ltd.	18,700	221,738
Toyoda Gosei Co. Ltd.	18,700	352,193
Toyota Boshoku Corp.	18,700	235,379
Toyota Industries Corp.	36,800	1,868,649
Toyota Motor Corp.	386,400	24,086,991
Toyota Tsusho Corp.	36,800	890,620
Trend Micro Inc.	18,400	941,207
TS Tech Co. Ltd.	18,400	501,404
TSI Holdings Co. Ltd.	73,700	288,087
Tsukui Corp.	36,900	154,591
Tsumura & Co.	18,400	513,448
Tsuruha Holdings Inc.	6,300	847,188
Ube Industries Ltd.	18,700	318,793
Unicharm Corp.	73,600	2,718,661
United Super Markets Holdings Inc.	36,800	363,750
United Urban Investment Corp.	552	561,627
Ushio Inc.	36,900	394,759
USS Co. Ltd.	55,200	882,704
VT Holdings Co. Ltd.	73,700	206,072
Wacom Co. Ltd.	55,200	195,124

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Wakita & Co. Ltd.	37,100	$346,246
West Japan Railway Co.	36,800	2,294,343
Yakult Honsha Co. Ltd.	18,400	1,078,861
Yamada Denki Co. Ltd.	110,400	528,590
Yamaha Corp.	19,000	778,230
Yamaha Motor Co. Ltd.	55,200	724,231
Yamato Holdings Co. Ltd.	55,200	974,588
Yaskawa Electric Corp.(b)	36,800	1,226,839
Yokogawa Electric Corp.	55,200	763,978
Yokohama Rubber Co. Ltd. (The)	18,700	243,248
Yoshinoya Holdings Co. Ltd.	18,500	387,871
Z Holdings Corp.	533,600	2,090,788
Zensho Holdings Co. Ltd.	19,100	381,518
ZOZO Inc.	18,400	299,397

		630,470,799

New Zealand — 1.1%
a2 Milk Co. Ltd.(a)	139,920	1,694,533
Air New Zealand Ltd.	101,478	84,206
Argosy Property Ltd.	159,385	104,233
Auckland International Airport Ltd.	160,645	603,580
Chorus Ltd.	100,927	443,340
Contact Energy Ltd.	108,145	419,669
Fisher & Paykel Healthcare Corp. Ltd.	115,095	1,944,905
Fletcher Building Ltd.	137,578	314,051
Goodman Property Trust	181,335	252,277
Infratil Ltd.	117,519	333,515
Kiwi Property Group Ltd.	143,940	85,696
Mercury NZ Ltd.	122,008	343,621
Meridian Energy Ltd.	222,674	616,830
Metlifecare Ltd.	69,097	178,617
New Zealand Refining Co. Ltd. (The)	55,644	31,583
Precinct Properties New Zealand Ltd.	165,484	162,332
Ryman Healthcare Ltd.	91,879	686,452
SKYCITY Entertainment Group Ltd.	76,440	125,445
Spark New Zealand Ltd.	274,167	751,014
Summerset Group Holdings Ltd.	82,290	309,690
Z Energy Ltd.	59,257	113,332

		9,598,921

Singapore — 3.3%
Ascendas REIT	426,367	899,560
Ascott Residence Trust	715,730	455,053
Cache Logistics Trust	215,200	82,552
CapitaLand Commercial Trust	444,676	508,580
CapitaLand Ltd.	349,900	748,170
CapitaLand Mall Trust	349,900	469,781
CapitaLand Retail China Trust	254,175	243,757
CDL Hospitality Trusts	324,500	224,755
City Developments Ltd.	92,000	520,225
ComfortDelGro Corp. Ltd.	405,100	474,828
COSCO Shipping International Singapore Co. Ltd.(a)(b)	901,600	147,310
DBS Group Holdings Ltd.	297,100	4,212,628
ESR-REIT	1,679,782	405,716
Far East Hospitality Trust	349,900	129,252
First REIT	306,300	174,071
First Resources Ltd.	18,400	16,469
Frasers Centrepoint Trust	184,301	278,867
Frasers Logistics & Industrial Trust	220,583	166,099
Genting Singapore Ltd.	1,067,200	595,121
Jardine Cycle & Carriage Ltd.	18,400	262,857

Security	Shares	Value

Singapore (continued)
Keppel Corp. Ltd.	239,200	$1,016,137
Keppel REIT	202,400	152,407
Lippo Malls Indonesia Retail Trust	1,656,000	170,576
Mapletree Commercial Trust	387,695	539,804
Mapletree Industrial Trust	251,900	456,308
Mapletree Logistics Trust	423,220	541,164
Mapletree North Asia Commercial Trust	349,900	234,891
OUE Commercial Real Estate Investment Trust	670,330	192,856
Oversea-Chinese Banking Corp. Ltd.	550,275	3,533,769
Raffles Medical Group Ltd.	232,600	143,754
Sabana Shari’ah Compliant Industrial REIT	520,280	120,119
SATS Ltd.	171,400	399,369
Sembcorp Industries Ltd.	197,300	227,055
Sembcorp Marine Ltd.(a)(b)	233,500	124,405
Sheng Siong Group Ltd.	112,600	118,383
Silverlake Axis Ltd.	1,324,800	225,866
Singapore Airlines Ltd.	73,600	319,454
Singapore Exchange Ltd.	128,100	878,145
Singapore Press Holdings Ltd.	223,300	241,114
Singapore Technologies Engineering Ltd.	359,600	876,201
Singapore Telecommunications Ltd.	1,232,800	2,478,386
Soilbuild Business Space REIT	634,548	171,292
Starhill Global REIT	349,900	124,281
Suntec REIT	294,700	293,088
United Overseas Bank Ltd.	213,100	3,079,104
UOL Group Ltd.	92,000	446,374
Venture Corp. Ltd.	55,200	621,524
Wilmar International Ltd.	294,400	746,614
Wing Tai Holdings Ltd.	142,500	175,126
Yangzijiang Shipbuilding Holdings Ltd.	468,600	327,890
Yanlord Land Group Ltd.	215,700	162,422
Yoma Strategic Holdings Ltd.(a)	874,233	122,965

		30,276,494

Total Common Stocks — 98.8% (Cost: $956,435,184)		906,570,843

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	2

Total Warrants — 0.0% (Cost: $0)		2

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(e)(f)(g)	2,766,664	2,769,707

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(e)(f)	68,000	$68,000

		2,837,707

Total Short-Term Investments — 0.3% (Cost: $2,835,450)		2,837,707

Total Investments in Securities — 99.1% (Cost: $959,270,634)		909,408,552

Other Assets, Less Liabilities — 0.9%		8,239,565

Net Assets — 100.0%		$917,648,117

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,121,304	(354,640)	2,766,664	$2,769,707	$103,413	(b)	$(7,127)	$1,497
BlackRock Cash Funds: Treasury, SL Agency Shares	77,000	(9,000)	68,000	68,000	3,225		—	—

				$2,837,707	$106,638		$(7,127)	$1,497

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	38	06/18/20	$3,446	$265,897
TOPIX Index	62	06/11/20	8,430	436,534

				$702,431

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core MSCI Pacific ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$827,850,109	$75,807,156	$2,913,578	$906,570,843
Warrants	—	—	2	2
Money Market Funds	2,837,707	—	—	2,837,707

	$830,687,816	$75,807,156	$2,913,580	$909,408,552

Derivative financial instruments(a)
Assets
Futures Contracts	$702,431	$—	$—	$702,431

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt